14. STOCK-BASED COMPENSATION (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Compensation expense	$ 1,266	$ 392	$ 1,253